Other receivables and assets - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended	142 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Disclosure Of Other Receivables And Other Assets [Line Items]
Proceeds from research tax credit	€ 5,640	€ 41,300
Research tax credit ("CIR")		2,791	€ 5,774
Employee-related receivables		5,362	€ 0
Current prepaid expenses related to CRO		1,171
Current advances to suppliers		1,534
2025, Tax Year
Disclosure Of Other Receivables And Other Assets [Line Items]
Research tax credit ("CIR")		€ 2,791